Consolidated Statements of Cash Flows (Restated) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	[1]	$ 211	$ 854
Adjustments to reconcile net income to net cash flows from operating activities:
Net amortization of premiums and accretion of discounts on investments	[1]	136	327
Net gain on sales of securities	[1]		(36)
Gain on sale of loans	[1]	(2,146)	(2,252)
Proceeds from loans sold	[1]	72,249	76,220
Loans originated for sale	[1]	(70,814)	(72,147)
Amortization of net deferred loan origination costs	[1]	353	249
Depreciation and amortization	[1]	473	444
Provision for loan losses	[1]	271	180
Expense related to ESOP	[1]	52	44
Deferred income tax expense (benefit)		160	(116)
Earnings on investment in bank owned life insurance	[1]	(62)	(67)
(Increase) decrease in accrued interest receivable	[1]	(172)	3
Increase in other assets	[1]	(341)	(772)
(Decrease) increase in other liabilities	[1]	(626)	631
Net Cash Flows From Operating Activities	[1]	(256)	3,562
Cash Flows from Investing Activities
Purchases of securities available-for-sale	[1]	(7,533)	(12,579)
Proceeds from maturities and calls of securities available-for-sale	[1]	3,500	11,285
Proceeds from sales of securities available-for-sale	[1]		2,213
Proceeds from principal paydowns on securities available-for-sale	[1]	3,284	1,106
Purchases of securities held-to-maturity	[1]	(547)	(2,204)
Proceeds from maturities and calls of securities held-to-maturity	[1]	1,250	7,334
Proceeds from sales of securities held-to-maturity	[1]		393
Proceeds from principal paydowns on securities held-to-maturity	[1]	108	26
Net increase in loans	[1]	(37,143)	(24,791)
Purchase of restricted stock, net	[1]	(384)	(498)
Purchase of premises and equipment	[1]	(362)	(875)
Net Cash Flows From Investing Activities	[1]	(37,827)	(18,590)
Cash Flows from Financing Activities
Net increase (decrease) in deposits	[1]	33,757	(2,627)
Proceeds from long-term borrowings	[1]	16,501	19,000
Repayments on long-term borrowings	[1]	(15,867)	(14,279)
Net increase in short-term borrowings	[1]	7,000	6,000
Net proceeds from stock conversion and offering	[1]		8,990
Stock based compensation	[1]	133
Effect of stock repurchase plan	[1]	(1,062)
Net increase (decrease) in official bank checks	[1]	611	(796)
Net Cash Flows From Financing Activities	[1]	41,073	16,288
Change in Cash and Cash Equivalents	[1]	2,990	1,260
Cash and Cash Equivalents - Beginning	[1]	7,407	6,147
Cash and Cash Equivalents - Ending	[1]	10,397	7,407
Supplementary Cash Flows Information
Interest paid	[1]	2,755	2,145
Taxes paid	[1]	$ 447	$ 220

[1]	Restated